Expense Example - FidelityMid-CapStockFund-KPRO - FidelityMid-CapStockFund-KPRO - Fidelity Mid-Cap Stock Fund - Fidelity Mid-Cap Stock Fund - Class K	Jun. 29, 2023 USD ($)
Expense Example:
1 year	$ 77
3 years	240
5 years	417
10 years	$ 930